Cover	Aug. 27, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 27, 2021
Entity File Number	001-35963
Entity Registrant Name	NeuBase Therapeutics, Inc.
Entity Central Index Key	0001173281
Entity Tax Identification Number	46-5622433
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	350 Technology Drive
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15219
City Area Code	646
Local Phone Number	450-1790
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	NBSE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false